Distribution of Profits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Distribution of Profits
Minimum percentage of after-tax profits of PRC subsidiaries and VIEs set aside to fund a statutory reserve	10.00%
Statutory reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries and VIEs shall be transferred to statutory reserve	50.00%
Statutory reserve fund	$ 44,095,817	$ 40,478,568
Restricted portion of net assets, including general reserve and registered capital of PRC subsidiaries and VIEs	190,902,154	183,740,692
Restricted portion of net assets attributed to general reserve and registered capital of the VIEs	$ 11,234,613	$ 12,076,642